Note 39 - Current and Non-Current Liabilities (actual & previous) (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Amounts recovered or settled within one year [Member]
Current and Non-Current Liabilities (actual & previous) [Line Items]
Deposits	€ 582,924	€ 544,383
Central bank funds purchased and securities sold under repurchase agreements	297	1,830
Securities loaned	24	1,698
Financial liabilities at fair value through profit or loss	398,204	416,042
Other short-term borrowings	4,034	3,553
Other liabilities	96,138	112,617
Provisions	2,641	2,430
Liabilities for current tax	411	328
Long-term debt	49,434	59,613
Trust preferred securities	528	1,321
Total liabilities before deferred tax liabilities	1,134,635	1,143,814
Amounts recovered or settled after one year [Member]
Current and Non-Current Liabilities (actual & previous) [Line Items]
Deposits	21,472	23,362
Central bank funds purchased and securities sold under repurchase agreements	450	495
Securities loaned	0	0
Financial liabilities at fair value through profit or loss	2,653	3,157
Other short-term borrowings	0	0
Other liabilities	1,658	1,591
Provisions	0	0
Liabilities for current tax	189	246
Long-term debt	95,051	89,550
Trust preferred securities	0	0
Total liabilities before deferred tax liabilities	121,473	118,402
Total [Member]
Current and Non-Current Liabilities (actual & previous) [Line Items]
Deposits	604,396	567,745
Central bank funds purchased and securities sold under repurchase agreements	747	2,325
Securities loaned	24	1,698
Financial liabilities at fair value through profit or loss	400,857	419,199
Other short-term borrowings	4,034	3,553
Other liabilities	97,795	114,208
Provisions	2,641	2,430
Liabilities for current tax	600	574
Long-term debt	144,485	149,163
Trust preferred securities	528	1,321
Total liabilities before deferred tax liabilities	1,256,108	1,262,216
Deferred tax liabilities	498	561
Total liabilities	€ 1,256,606	€ 1,262,777